Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Net income (loss)	$ (137,669)	$ 37,189	$ 84,535
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation	111,303	93,845	92,148
Amortization of deferred charges	2,778	2,083	1,501
(Gain) loss on sale of assets and amortization of deferred gains	0	0	(260)
Impairment loss on vessels	721	0	1,080
Impairment loss on right of use assets	94,233	0	0
Share option expenses	264	482	537
Share of results of associated companies	3,710	(505)	(512)
Dividends received from associated companies	450	150	1,096
Gain from disposal of associated companies	(2,570)	0	0
Amortization of charter party-out contracts	12,148	18,732	18,733
Amortization of charter party-in contracts	0	0	(672)
Amortization of other fair value adjustments, net, arising on the Merger	0	813	10,019
Mark to market (gain) loss on derivatives	20,542	14,733	(6,700)
Mark to market (gain) loss on marketable securities	10,177	(1,828)	4,043
Provision for onerous contracts	0	(299)	299
Non-cash lease expense	(6,459)	(4,351)	(3,553)
Other	(178)	(1,332)	1,621
Changes in operating assets and liabilities, net:
Trade accounts receivable	22,896	(18,241)	(4,760)
Related party balances	6,041	2,751	(4,730)
Other receivables	3,991	(4,827)	(2,553)
Inventories	3,070	(81)	(8,012)
Voyages in progress	8,472	(19,121)	6,254
Prepaid expenses	(4,105)	(208)	2,226
Trade accounts payables	6,000	4,649	2,352
Accrued expenses	(1,126)	18,096	2,289
Other current liabilities	(14,049)	15,701	(10,435)
Net cash provided by operating activities	140,640	158,431	186,546
Investing activities
Dividends from associated companies	0	0	45
Dividends received from marketable equity securities	76	176	101
Payments received from seller credit receivable	0	0	1,875
Purchase of investment in associated companies	0	(19,470)	0
Proceeds from sale of shares in associated companies	1,694	0	0
Loan advance to related parties	(1,000)	(10,700)	0
Repayment of loans receivable from related parties	5,350	0	0
Additions to newbuildings	0	0	(147,855)
Purchase of vessels and equipment	(25,271)	(44,118)	(10,381)
Proceeds from sale of vessels	0	0	14,357
Proceeds from sale of marketable securities	0	1,062	663
Net cash used in investing activities	(19,151)	(73,050)	(141,195)
Financing activities
Proceeds from long-term debt	322,014	389,894	270,000
Repayment of long-term debt	(390,138)	(621,235)	(241,789)
Repayment of finance leases	(48,972)	(5,650)	(5,239)
Debt fees paid	(3,040)	(6,727)	(1,200)
Net proceeds from share issuance	0	0	304
Share repurchases	0	(5,504)	(1,894)
Net proceeds from share distributions	169	1,097	0
Lease incentives received	17,500	0	0
Distributions to shareholders	(7,164)	(46,617)	(64,912)
Net cash provided by (used in) financing activities	(109,631)	(294,742)	(44,730)
Net change in cash, cash equivalents and restricted cash	11,858	(209,361)	621
Cash, cash equivalents and restricted cash at beginning of year	163,244	372,605	371,984
Cash, cash equivalents and restricted cash at end of year	175,102	163,244	372,605
Supplemental disclosure of cash flow information:
Interest expenses paid	36,351	60,676	73,068
Income taxes paid	$ 77	$ 61	$ 10